Basis of presentation for the consolidated financial statements (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Basis of presentation for the consolidated financial statements [Abstract]
Disclosure Of Reclassification Of Assets [Text Block]
A reconciliation of such differences is presented as follows:

	Balances originally reported as of December 31, 2017	Reclassified balances as of December 31, 2017	Reclassification
	ThUS$	ThUS$	ThUS$
Assets
Investments classified using the equity method of accounting	146,425	152,630	6,205
Intangible assets other than goodwill	105,948	113,787	7,839
Goodwill	44,177	37,972	(6,205)
Property, plant and equipment	1,437,193	1,429,354	(7,839)
Total	1,733,743	1,733,743	-

Disclosure Of Classification measurement And Effects By The Application Of IFRS 9 [Table Text Block]
The following is a summary with the classification, measurement and effects by the application of IFRS 9:

Financial Assets	Measurement Category under IAS 39	Measurement category under IFRS 9	12/31/2017 Total Amount ThUS$	IFRS 9 Adjustment ThUS$	01/01/2018 Total Amount Restated ThUS$
Description of financial current assets
Cash and cash equivalent	Amortized cost	Amortized cost	630,438	-	630,438
Trade receivables due from related parties	Amortized cost	Amortized cost	59,132	-	59,132
Financial assets measured at amortized cost	Amortized cost	Amortized cost	360,941	-	360,941
Loans and receivables measured at amortized cost	Amortized cost	Amortized cost	446,875	(2,301)	444,574
Derivatives held for trading at fair value through profit or loss	FVTPL	FVTPL	6,038	-	6,038

Non-current Assets
Financial assets	Amortized cost	Amortized cost	45	-	45
Loans and receivables	Amortized cost	Amortized cost	1,912	-	1,912
Derivatives for hedging purposes	FVTOCI	FVTOCI	8,910	-	8,910
Financial assets classified as available for sale at fair value through equity	Irrevocable FVTOCI	FVTOCI	33,924	-	33,924

Total IFRS 9 Adjustment				(2,301)

Financial Liabilities	Measurement Category under IAS 39	Measurement category under IFRS 9	12/31/2017 Total Amount ThUS$	IFRS 9 Adjustment ThUS$	01/01/2018 Total Amount Restated ThUS$
Description of financial Current liabilities
Accounts payable to related entities	Amortized cost	Amortized cost	1,365		1,365
Derivatives for hedging purposes	FVTOCI	FVTOCI	37,287		37,287
Derivatives at fair value through profit or loss	FVTOCI	FVTPL	5,979		5,979
Bank loans	Amortized cost	Amortized cost	163,568		163,568
Obligations to the public	Amortized cost	Amortized cost	13,494		13,494
Financial liabilities at amortized cost (trade and other payables)	Amortized cost	Amortized cost	196,280		196,280
Financial Liabilities Non-Current
Obligations to the public	Amortized cost	Amortized cost	1,031,507		1,031,507
Financial liabilities at amortized cost (trade and other payables)	Amortized cost	Amortized cost	-		-
Deferred tax liabilities			205,904	(621)	205,283

Equity
Total equity			2,247,468	(1,680)	2,245,788

Total IFRS 9 Adjustment				(2.301)

Disclosure of subsidiaries [text block]
Companies included in consolidation:

				Ownership interest
TAX ID		Country of			12/31/2018		12/31/2017
No.	Foreign subsidiaries	origin	Functional currency	Direct	Indirect	Total	Total
Foreign	Nitratos Naturais Do Chile Ltda,	Brazil	US$	0.0000	100.0000	100.0000	100.0000
Foreign	Nitrate Corporation Of Chile Ltd,	United Kingdom	US$	0.0000	100.0000	100.0000	100.0000
Foreign	SQM North America Corp,	USA	US$	40.0000	60.0000	100.0000	100.0000
Foreign	SQM Europe N.V.	Belgium	US$	0.5800	99.4200	100.0000	100.0000
Foreign	Soquimich S.R.L. Argentina	Argentina	US$	0.0000	100.0000	100.0000	100.0000
Foreign	Soquimich European Holding B.V.	Netherlands	US$	0.0000	100.0000	100.0000	100.0000
Foreign	SQM Corporation N.V.	Netherlands	US$	0.0002	99.9998	100.0000	100.0000
Foreign	SQI Corporation N.V.	Netherlands	US$	0.0159	99.9841	100.0000	100.0000
Foreign	SQM Comercial De México S.A. de C.V.	Mexico	US$	0.0100	99.9900	100.0000	100.0000
Foreign	North American Trading Company	USA	US$	0.0000	100.0000	100.0000	100.0000
Foreign	Administración y Servicios Santiago S.A. de C.V.	Mexico	US$	0.0000	100.0000	100.0000	100.0000
Foreign	SQM Peru S.A.	Peru	US$	0.9800	99.0200	100.0000	100.0000
Foreign	SQM Ecuador S.A.	Ecuador	US$	0.0040	99.9960	100.0000	100.0000
Foreign	SQM Nitratos Mexico S.A. de C.V.	Mexico	US$	0.0000	100.0000	100.0000	100.0000
Foreign	SQMC Holding Corporation L.L.P.	USA	US$	0.1000	99.9000	100.0000	100.0000
Foreign	SQM Investment Corporation N.V.	Netherlands	US$	1.0000	99.0000	100.0000	100.0000
Foreign	SQM Brasil Limitada	Brazil	US$	1.0900	98.9100	100.0000	100.0000
Foreign	SQM France S.A.	France	US$	0.0000	100.0000	100.0000	100.0000
Foreign	SQM Japan Co. Ltd.	Japan	US$	0.1597	99.8403	100.0000	100.0000
Foreign	Royal Seed Trading Corporation A.V.V.	Aruba	US$	1.6700	98.3300	100.0000	100.0000
Foreign	SQM Oceania Pty Limited	Australia	US$	0.0000	100.0000	100.0000	100.0000
Foreign	Rs Agro-Chemical Trading Corporation A.V.V.	Aruba	US$	98.3333	1.6667	100.0000	100.0000
Foreign	SQM Colombia SAS	Colombia	US$	0.0000	100.0000	100.0000	100.0000
Foreign	SQM Australia PTY	Australia	Australian dollar	0.0000	100.0000	100.0000	100.0000
Foreign	SACAL S.A.	Argentina	Argentine peso	0.0000	100.0000	100.0000	100.0000

TAX ID		Country of			12/31/2018		12/31/2017
No.	Foreign subsidiaries	origin	Functional currency	Direct	Indirect	Total	Total
Foreign	SQM Indonesia S.A.	Indonesia	US$	0.0000	80.0000	80.0000	80.0000
Foreign	SQM Virginia L.L.C.	USA	US$	0.0000	100.0000	100.0000	100.0000
Foreign	SQM Italia SRL	Italy	US$	0.0000	100.0000	100.0000	100.0000
Foreign	Comercial Caimán Internacional S.A.	Panama	US$	0.0000	100.0000	100.0000	100.0000
Foreign	SQM Africa Pty.	South Africa	US$	0.0000	100.0000	100.0000	100.0000
Foreign	SQM Lithium Specialties LLC	USA	US$	0.0000	100.0000	100.0000	100.0000
Foreign	SQM Iberian S.A.	Spain	US$	0.0000	100.0000	100.0000	100.0000
Foreign	SQM Beijing Commercial Co. Ltd.	China	US$	0.0000	100.0000	100.0000	100.0000
Foreign	SQM Thailand Limited	Thailand	US$	0.0000	99.996	99.996	99.996
Foreign	SQM Internacional N.V.	Belgium	US$	0.5800	99.4200	100.0000	0.0000
Foreign	SQM (Shanghai) Chemicals Co. Ltd.	China	US$	0.0000	100.0000	100.0000	0.0000

				Ownership interest
TAX ID		Country of			12/31/2018		12/31/2017
No.	Domestic subsidiaries	origin	Functional currency	Direct	Indirect	Total	Total
96.801.610-5	Comercial Hydro S.A.	Chile	US$	0,0000	60,6383	60,6383	60,6383
96.651.060-9	SQM Potasio S.A.	Chile	US$	99,9999	0,0000	99,9999	99,9999
96.592.190-7	SQM Nitratos S.A.	Chile	US$	99,9999	0,0001	100,0000	100,0000
96.592.180-K	Ajay SQM Chile S.A.	Chile	US$	51,0000	0,0000	51,0000	51,0000
86.630.200-6	SQMC Internacional Ltda.	Chile	Ch$	0,0000	60,6381	60,6381	60,6381
79.947.100-0	SQM Industrial S.A.	Chile	US$	99,0470	0,9530	100,0000	100,0000
79.906.120-1	Isapre Norte Grande Ltda.	Chile	Ch$	1,0000	99,0000	100,0000	100,0000
79.876.080-7	Almacenes y Depósitos Ltda.	Chile	Ch$	1,0000	99,0000	100,0000	100,0000
79.770.780-5	Servicios Integrales de Tránsitos y Transferencias S.A.	Chile	US$	0,0003	99,9997	100,0000	100,0000
79.768.170-9	Soquimich Comercial S.A.	Chile	US$	0,0000	60,6383	60,6383	60,6383
79.626.800-K	SQM Salar S.A.	Chile	US$	18,1800	81,8200	100,0000	100,0000
78.053.910-0	Proinsa Ltda.	Chile	Ch$	0,0000	60,5800	60,5800	60,5800
76.534.490-5	Sociedad Prestadora de Servicios de Salud Cruz del Norte S.A.	Chile	Ch$	0,0000	100,0000	100,0000	100,0000
76.425.380-9	Exploraciones Mineras S.A.	Chile	US$	0,2691	99,7309	100,0000	100,0000
76.064.419-6	Comercial Agrorama Ltda. (a)	Chile	Ch$	0,0000	42,4468	42,4468	42,4468
76.145.229-0	Agrorama S.A.	Chile	Ch$	0,0000	60,6377	60,6377	60,6377
76.359.919-1	Orcoma Estudios SPA	Chile	US$	51,0000	0,0000	51,0000	51,0000
76.360.575-2	Orcoma SPA	Chile	US$	100,0000	0,0000	100,0000	100,0000
76.686.311-9	SQM MaG SpA.	Chile	US$	0,0000	100,0000	100,0000	100,0000